United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Global Equity Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Brazil—5.4%
6,000		Banco Do Brasil SA	$79,842
2,660		CIELO SA	79,865
1,000		Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	50,680
1,800		Companhia de Bebidas das Americas (AmBev), ADR	79,884
3,400		Itau Unibanco Holding SA, ADR	60,044
2,500		Localiza Rent A Car SA	47,413
6,000		Marcopolo SA	40,164
3,200		Petroleo Brasileiro SA, ADR	53,536
1,200		Tim Participacoes SA, ADR	26,112
7,000		Vale SA, ADR	128,590
		TOTAL	646,130
		China—9.1%
84,000		Air China	67,910
300	[1]	Baidu.com, Inc., ADR	27,228
200,000		Bank of China Ltd.	94,641
100,000		Bosideng International Holdings Ltd.	31,074
2,150		China Mobile Ltd., ADR	117,820
32,000		China Overseas Land & Investment	97,375
510		CNOOC Ltd., ADR	99,430
30,000		Dongfeng Motor Corp.	43,942
21,000		Golden Eagle Retail Group Ltd.	43,053
70,000		Guangdong Investment Ltd.	60,292
12,000		HSBC Holdings PLC	133,149
400		PetroChina Co. Ltd., ADR	54,792
30,000		PICC Property and Casualty Co., Ltd., Class H	43,014
8,800		Prada SpA	87,199
2,500		Tencent Holdings Ltd.	86,518
		TOTAL	1,087,437
		Denmark—5.4%
5		A.P. Moeller-Maersk AS, Class B	39,989
750		Carlsberg A/S, Class B	77,079
2,400		Chr.Hansen Holding	86,770
4,000	[1]	Danske Bank A/S	74,444
3,000		DSV AS	73,692
2,800		GN Store Nord AS	50,101
1,100		Novo Nordisk A/S, ADR	192,500
350		Rockwool International A/S	43,477
		TOTAL	638,052
		Germany—13.1%
1,300		Allianz SE	177,699
1,800		BASF SE	169,622
2,000		Bayerische Motoren Werke AG	184,605
700		Continental AG	82,167
2,100		Daimler AG	125,198
3,000		Deutsche Telekom AG, Class REG	32,222
550		Fresenius SE & Co KGaA	67,598
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
1,100		Gerresheimer AG	$63,368
700		Muenchener Rueckversicherungs-Gesellschaft AG	125,842
900		Rheinmetall AG	49,526
1,000		RWE AG	36,732
500		SAP AG, ADR	39,100
2,900		Siemens AG	301,449
2,300		Suedzucker AG	100,743
		TOTAL	1,555,871
		Japan—3.6%
14,000		Asahi Kasei Corp.	82,770
1,000		Astellas Pharma, Inc.	54,051
2,500		Chugai Pharmaceutical Co. Ltd.	54,078
2,000		Japan Tobacco, Inc.	63,114
11,000		Kaneka Corp.	60,880
11,000		Mitsubishi Chemical Holdings Corp.	51,624
1,200		Takeda Pharmaceutical Co. Ltd.	62,078
		TOTAL	428,595
		Mexico—7.7%
35,000		Alfa, S.A.B. de C.V., Class A	84,206
6,000		America Movil S.A.B. de C.V., Class L, ADR	125,340
2,000		Fomento Economico Mexicano, S.A.B. de C.V., ADR	223,480
27,100		Grupo Financiero Banorte S.A.B. de C.V.	200,418
3,116	[1]	Grupo Financiero Santander Mexico S.A.B. de CV, ADR	46,491
32,107		Grupo Mexico S.A.B. de C.V, Series B	125,892
1,700		Grupo Televisa S.A.B., ADR	45,611
19,100		Wal-Mart de Mexico S.A.B. de C.V.	59,853
		TOTAL	911,291
		Norway—7.7%
9,200		DnB ASA	137,021
2,400		Fred Olsen Energy ASA	104,517
3,119		Seadrill Ltd.	113,498
7,600		Statoil ASA	188,918
3,400		Subsea 7 SA	80,370
3,800		Telenor ASA	81,816
1,500		TGS Nopec Geophysical Co. ASA	56,753
3,100		Yara International ASA	148,177
		TOTAL	911,070
		South Korea—7.2%
150		Hyundai Heavy Industries Co., Ltd.	29,714
750		Hyundai Motor Co.	150,994
2,200		Kia Motors Corp.	113,573
280		Samsung Electronics Co.	399,252
1,400		Samsung Heavy Industries Co., Ltd.	49,971
380		Samsung SDI Co. Ltd.	48,780
400		SK Innovation Co. Ltd.	65,754
		TOTAL	858,038
		United States—40.1%
2,050		Accenture PLC	152,438
500		Apple, Inc.	220,700
2,500		Automatic Data Processing, Inc.	153,400
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
6,000		Bank of America Corp.	$67,380
1,900		Bank of New York Mellon Corp.	51,566
1,700	[1]	BMC Software, Inc.	68,119
6,100		Cisco Systems, Inc.	127,185
3,800		Citigroup, Inc.	159,486
900		Coach, Inc.	43,497
1,000		Diamond Offshore Drilling, Inc.	69,680
3,100		Discover Financial Services	119,443
5,400	[1]	DISH Network Corp., Class A	187,920
1,200		Exxon Mobil Corp.	107,460
1,800	[1]	Gilead Sciences, Inc.	76,878
2,000		HollyFrontier Corp.	112,400
300		IBM Corp.	60,249
2,000	[1]	Jacobs Engineering Group, Inc.	97,680
6,400		Kroger Co.	186,944
2,200		Lincoln National Corp.	64,988
1,000	[1]	Lululemon Athletica Inc.	67,050
2,600		Merck & Co., Inc.	111,098
1,600		MetLife, Inc.	56,704
5,000	[1]	MetroPCS Communications, Inc.	49,000
8,000		Microsoft Corp.	222,400
4,300	[1]	Mylan Inc.	127,323
2,200		Nike, Inc., Class B	119,812
3,800		Oracle Corp.	130,188
10,400		Pfizer, Inc.	284,648
1,000		Prudential Financial, Inc.	55,570
1,100		Rockwell Automation, Inc.	99,374
3,100		Scripps Networks Interactive	195,455
3,700		TD Ameritrade Holding Corp.	70,337
2,600		Valero Energy Corp.	118,534
3,450		Verizon Communications, Inc.	160,529
3,400		Viacom, Inc., Class B	198,764
3,400		Wal-Mart Stores, Inc.	240,652
700		Whirlpool Corp.	79,065
900		Whole Foods Market, Inc.	77,058
5,000	[1]	Zoetis, Inc.	167,250
		TOTAL	4,758,224
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,345,726)	11,794,708
		MUTUAL FUND—0.6%
68,330	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	68,330
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $10,414,056)[4]	11,863,038
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	8,015
		TOTAL NET ASSETS—100%	$11,871,053
3

At February 28, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/6/2013	171,350 NZD	$142,546	$(949)
3/6/2013	262,700 NZD	$214,460	$2,624
3/13/2013	22,700,000 JPY	$272,084	$(27,162)
3/14/2013	116,000 GBP	$186,883	$(10,919)
3/14/2013	276,905 GBP	$445,861	$(25,815)
3/14/2013	213,300 CAD	$215,858	$(9,088)
3/22/2013	6,000,000 INR	$108,834	$907
3/22/2013	452,300 INR	$8,203	$70
4/11/2013	5,334,876 RUB	$173,393	$(509)
5/13/2013	2,290,333 SEK	$356,450	$(2,903)
Contracts Sold:
3/14/2013	25,039 GBP	$39,529	$1,547
3/13/2013	60,796,902 JPY	$742,875	$86,904
3/14/2013	57,300 GBP	$90,427	$3,506
3/14/2013	15,160 GBP	$23,952	$954
3/14/2013	72,915 CAD	$72,980	$2,298
3/14/2013	75,801 GBP	$119,477	$4,492
3/14/2013	67,369 CAD	$67,254	$1,948
3/14/2013	73,017 CAD	$72,980	$2,199
3/22/2013	240,750 BRL	$116,971	$(4,317)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$25,787
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $34,946 and $75,908, respectively. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 28, 2013, the cost of investments for federal tax purposes was $10,414,056. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $1,448,982. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,856,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $407,024.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restriction on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
4

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,758,224	$—	$—	$4,758,224
International	7,036,484	—	—	7,036,484
Mutual Fund	68,330	—	—	68,330
TOTAL SECURITIES	$11,863,038	$—	$—	$11,863,038
OTHER FINANCIAL INSTRUMENTS*	$—	$25,787	$—	$25,787
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollars
GBP	—Great Britain Pound
INR	—Indian Rupee
JPY	—Japanese Yen
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
6
Federated InterContinental Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		Brazil—9.3%
392,000		Banco Do Brasil SA	$5,216,369
382,500		BM&F Bovespa SA	2,591,353
182,000		CIELO SA	5,464,413
70,500		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	3,572,940
125,200		Companhia de Bebidas das Americas (AmBev), ADR	5,556,376
171,000		Itau Unibanco Holding SA, ADR	3,019,860
182,500		Localiza Rent A Car SA	3,461,175
320,000		Marcopolo SA, Preference	2,142,063
200,000		Mills Estruturas e Servicos de Engenharia SA	3,249,470
169,700		Petroleo Brasileiro SA, ADR	2,839,081
190,000		Porto Seguro SA	2,519,703
300,000		Randon Participacoes SA, Preference	1,788,421
154,000		Tim Participacoes SA, ADR	3,351,040
212,500		Tractebel Energia SA	3,757,452
578,000		Vale SA, ADR	10,617,860
		TOTAL	59,147,576
		China—13.9%
9,676,000		Air China	7,822,544
15,000	[1]	Baidu.com, Inc., ADR	1,361,400
9,840,000		Bank of China Ltd.	4,656,352
7,000,000		Beijing Datang Power, Class H	3,032,647
8,900,000		Bosideng International Holdings Ltd.	2,765,615
185,706		Burberry Group PLC	3,876,564
115,000		China Mobile Ltd., ADR	6,302,000
2,200,000		China Overseas Land & Investment	6,694,517
37,300		CNOOC Ltd., ADR	7,272,008
194,000		Ctrip.com International Ltd., ADR	3,742,260
1,584,000		Dongfeng Motor Corp.	2,320,161
1,100,000		Golden Eagle Retail Group Ltd.	2,255,145
900,000		Great Wall Motor Company Ltd.	3,527,773
3,500,000		Guangdong Invest	3,014,596
1,172,899		HSBC Holdings PLC	13,014,220
25,500		PetroChina Co. Ltd., ADR	3,492,990
2,100,000		PICC Property and Casualty Co., Ltd., Class H	3,010,986
590,000		Prada Holding SpA	5,846,292
120,000		Tencent Holdings Ltd.	4,152,870
		TOTAL	88,160,940
		Denmark—8.8%
500		A.P. Moller Maersk A/S	3,998,844
60,000		Carlsberg A/S, Class B	6,166,344
157,570		Chr. Hansen Holding	5,696,814
335,000	[1]	Danske Bank A/S	6,234,713
246,000		DSV, De Sammensluttede Vognmad AS	6,042,702
180,000		GN Store Nord A/S	3,220,786
350,000		Nordea Bank AB	4,050,700

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Denmark—continued
93,800		Novo Nordisk A/S, ADR	$16,415,000
34,800		Rockwool International A/S	4,322,849
		TOTAL	56,148,752
		Germany—19.7%
84,600		Allianz SE	11,564,076
121,800		BASF SE	11,477,785
25,000		Bayer AG	2,475,978
103,900		Bayerische Motoren Werke AG	9,590,227
48,682		Continental AG	5,714,396
228,000		Daimler AG	13,592,903
215,000		Deutsche Telekom AG, Class REG	2,309,265
127,500		Deutsche Wohnen AG	2,342,061
15,437		Fresenius SE & Co KGaA	1,897,278
57,000		Gerresheimer AG	3,283,624
40,000		Gerry Weber International AG	1,811,061
63,000		Hannover Rueckversicherung AG	4,929,226
36,600		Hugo Boss AG	4,243,624
52,500		Kabel Deutschland Holding AG	4,553,208
48,600		Muenchener Rueckversicherungs-Gesellschaft AG	8,737,036
70,000		Rheinmetall AG	3,852,029
58,000		RWE AG	2,130,438
43,300		SAP AG, ADR	3,386,060
173,100		Siemens AG	17,993,396
32,800	[2]	Springer (Axel) Verlan AG	1,545,877
145,000		Suedzucker AG	6,351,180
180,000		TAG Tegernsee Immobilien und Beteiligungs AG	2,130,503
		TOTAL	125,911,231
		Japan—14.3%
148,700		Aisin Seiki Co.	5,382,334
1,295,000		Asahi Kasei Corp.	7,656,274
44,500		Astellas Pharma, Inc.	2,405,276
125,000		Chugai Pharmaceutical Co. Ltd.	2,703,905
750,000		Hitachi Ltd.	4,207,574
184,000		Honda Motor Co. Ltd.	6,858,561
198,600		Japan Tobacco, Inc.	6,267,181
810,000		Kaneka Corp.	4,483,008
616,000		Kubota Corp.	7,436,660
200,000		Kuraray Co. Ltd.	2,718,740
670,000		Mitsubishi Chemical Holdings Corp.	3,144,352
465,000		Mitsui & Co.	6,892,977
84,000		Murata Manufacturing Co. Ltd.	5,410,292
285,000		Shionogi and Co.	5,808,232
495,300		Shiseido Co., Ltd.	6,567,307
96,000		Takeda Pharmaceutical Co. Ltd.	4,966,231
810,000		Toto Ltd.	7,323,120
		TOTAL	90,232,024
		Mexico—8.7%
2,270,000		Alfa, SA de CV, Class A	5,461,352
394,000		America Movil SAB de CV, Class L, ADR	8,230,660

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—continued
111,500		Fomento Economico Mexicano, SA de CV, ADR	$12,459,010
1,120,000	[1]	Genomma Lab Internacional SA	2,706,872
1,362,100		Grupo Financiero Banorte SA de CV	10,073,386
191,489	[1]	Grupo Financiero Santander Mexico SAB de CV, ADR	2,857,016
90,200		Grupo Televisa SA, GDR	2,420,066
1,521,940		Nuevo Grupo Mexico SA, Class B	5,967,550
1,680,000		Wal-Mart de Mexico SAB de CV	5,264,580
		TOTAL	55,440,492
		Norway—12.4%
715,277		DnB Bank ASA	10,653,088
171,764		Fred Olsen Energy ASA	7,480,098
98,700	[1]	Norwegian Air Shuttle ASA	3,844,360
207,800	[1]	Seadrill Ltd.	7,561,695
714,443		Statoil ASA	17,759,335
277,290		Subsea 7 SA	6,554,645
171,200		Telenor ASA	3,686,017
191,258		TGS Nopec Geophysical Co. ASA	7,236,267
290,600		Yara International ASA	13,890,404
		TOTAL	78,665,909
		South Korea—10.7%
15,000		Binggrae	1,890,887
11,900		Hyundai Heavy	2,357,306
58,500		Hyundai Motor Co.	11,777,526
157,700		Kia Motors Corp.	8,141,140
111,000		Korea Electric Power Corp.	3,346,940
26,800		Mando Corp.	3,242,260
14,650		Samsung Electronics Co.	20,889,433
127,500		Samsung Heavy Industries	4,550,943
38,600		Samsung SDI Co. Ltd.	4,955,002
24,300		SK Innovation Co. Ltd.	3,994,551
59,700		Woongjin Coway Co. Ltd.	2,748,408
		TOTAL	67,894,396
		United Kingdom—0.2%
50,000		Shire Ltd.	1,566,364
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,042,368)	623,167,684
		U.S. TREASURY—0.1%
$800,000	[3,4]	United States Treasury Bill, 0.12%, 5/23/2013 (IDENTIFIED COST $799,788)	799,810
		MUTUAL FUND—2.1%
13,149,769	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (including $1,578,560 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	13,149,769
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $525,991,925)[7]	637,117,263
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(1,301,329)
		TOTAL NET ASSETS—100%	$635,815,934

At February 28, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1DAX Index Long Futures	23	$5,818,238	March 2013	$(3,547)
The average notional value of futures contracts held by the Fund throughout the period was $4,289,428. This is based on amounts held as of each month-end throughout the three month fiscal period.
At February 28, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/6/2013	8,728,650 NZD	$7,261,364	$(48,350)
3/6/2013	13,737,300 NZD	$11,214,720	$137,247
3/13/2013	479,979,700 JPY	$5,709,966	$(531,196)
3/13/2013	625,400,000 JPY	$7,496,105	$(748,313)
3/14/2013	5,614,000 GBP	$9,044,491	$(528,443)
3/14/2013	13,465,000 GBP	$21,680,777	$(1,255,308)
3/14/2013	11,000,000 CAD	$11,131,913	$(468,672)
3/22/2013	288,189,700 INR	$5,227,457	$43,598
3/22/2013	369,022,048 INR	$6,692,456	$57,040
4/11/2013	255,891,124 RUB	$8,316,929	$(24,447)
5/13/2013	116,803,287 SEK	$18,178,368	$(148,086)
Contracts Sold:
3/13/2013	3,454,467,243 JPY	$42,210,010	$4,937,826
3/14/2013	736,160 GBP	$1,163,060	$46,355
3/14/2013	1,197,037 GBP	$1,889,763	$73,941
3/14/2013	2,476,600 GBP	$3,908,394	$151,564
3/14/2013	3,760,246 CAD	$3,763,633	$118,505
3/14/2013	3,680,802 GBP	$5,801,680	$218,160
3/14/2013	3,765,519 CAD	$3,763,637	$113,397
3/14/2013	3,474,235 CAD	$3,468,339	$100,466
3/22/2013	24,579,250 BRL	$11,942,110	$(440,815)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,804,469
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,512,061 and $1,853,645, respectively. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or portion of this security is temporarily on loan to an unaffiliated broker/dealer.
As of February 28, 2013, the security subject to this type of arrangement and related collateral was as follows:
Market Value of Security Loaned	Market Value of Collateral
$1,503,111	$1,578,560
3	Discount rate at the time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-Day net yield.
7	At February 28, 2013, the cost of investments for federal tax purposes was $525,991,925. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $111,125,338. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $124,716,539 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,591,201.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$623,167,684	$—	$—	$623,167,684
Debt Securities:
U.S. Treasury	—	799,810	—	799,810
Mutual Fund	13,149,769	—	—	13,149,769
TOTAL SECURITIES	$636,317,453	$799,810	$—	$637,117,263
OTHER FINANCIAL INSTRUMENTS*	$(3,547)	$1,804,469	$—	$1,800,922
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollar
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.1%
	Banks—15.8%
297,800	Australia & New Zealand Banking Group, Melbourne	$$8,736,278
285,000	Banco Do Brasil SA, ADR	3,781,950
113,600	Bank of Montreal	7,073,218
77,200	Canadian Imperial Bank of Commerce	6,223,911
339,000	National Australia Bank Ltd., Melbourne	10,457,406
64,000	Svenska Handelsbanken AB, Class A	2,781,705
367,100	Swedbank AB	8,826,429
241,000	Westpac Banking Corp. Ltd., Sydney	7,574,637
	TOTAL	55,455,534
	Energy—14.7%
1,137,000	BP PLC	7,687,863
292,100	Crescent Point Energy Corp.	11,117,503
450,600	ENI SpA	10,271,393
120,000	Royal Dutch Shell PLC, Class B	4,047,818
340,705	Statoil ASA	8,469,107
205,112	Total SA	10,254,797
	TOTAL	51,848,481
	Food & Staples Retailing—3.4%
1,417,000	Tesco PLC	7,945,192
106,600	Woolworth's Ltd.	3,803,409
	TOTAL	11,748,601
	Food Beverage & Tobacco—9.8%
106,615	British American Tobacco PLC	5,555,004
381,000	Coca-Cola Amatil Ltd.	5,639,111
326,655	Imperial Tobacco Group PLC	11,843,765
74,100	Nestle SA	5,178,225
159,849	Unilever PLC	6,372,911
	TOTAL	34,589,016
	Insurance—0.9%
17,975	Muenchener Rueckversicherungs-Gesellschaft AG	3,231,445
	Media—1.9%
281,200	Shaw Communications, Inc., Class B	6,726,986
	Pharmaceuticals Biotechnology & Life Sciences—14.8%
196,527	AstraZeneca PLC	8,930,877
134,500	Eisai Co. Ltd.	5,992,933
506,643	GlaxoSmithKline PLC	11,190,925
150,100	Novartis AG	10,192,964
33,900	Roche Holding AG	7,765,209
84,153	Sanofi—Aventis	7,974,078
	TOTAL	52,046,986
	Telecommunication Services—22.7%
531,502	Deutsche Telekom AG, Class REG	5,708,741
4,090	NTT DOCOMO, INC.	6,327,608
145,000	Rogers Communications, Inc., Class B	6,886,885
3,374,385	Singapore Telecom Ltd.	9,373,292
26,520	Swisscom AG	12,064,577
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
474,950		Telef Brasil, ADR	$12,519,682
1,392,000		TeliaSonera AB	9,552,055
2,159,515		Telstra Corp. Ltd.	10,124,794
2,960,000		Vodafone Group PLC	7,434,015
		TOTAL	79,991,649
		Utilities—14.1%
1,117,000		Centrica PLC	5,966,529
405,000		CPFL Energia SA, ADR	8,310,600
855,167		National Grid PLC	9,464,089
497,700		Scottish & Southern Energy PLC	10,917,885
263,000		Severn Trent PLC	6,459,593
749,770		United Utilities Group PLC	8,382,973
		TOTAL	49,501,669
		TOTAL COMMON STOCKS (IDENTIFIED COST $326,281,743)	345,140,367
		MUTUAL FUND—1.6%
5,549,751	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	5,549,751
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $331,831,494)[3]	350,690,118
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,236,656
		TOTAL NET ASSETS—100%	$351,926,774
At February 28, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
3/4/2013	696,504 GBP	$1,057,433	$(820)
3/5/2013	1,013,979 AUD	$1,040,849	$(5,528)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(6,348)
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-Day net yield.
3	At February 28, 2013, the cost of investments for federal tax purposes was $331,831,494. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $18,858,624. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,575,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,716,870.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price valuations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,781,950	$—	$—	$3,781,950
International	341,358,417	—	—	341,358,417
Mutual Fund	5,549,751	—	—	5,549,751
TOTAL SECURITIES	$350,690,118	$—	$—	$350,690,118
OTHER FINANCIAL INSTRUMENTS*	$—	$(6,348)	$—	$(6,348)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
GBP	—Great Britain Pound
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013